Portfolio of Investments
Columbia Greater China Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 21.0%
Entertainment 3.6%
NetEase, Inc., ADR	45,927	4,764,008
Interactive Media & Services 17.4%
Baidu, Inc., ADR, Class A(a)	18,753	2,631,983
Kuaishou Technology(a)	267,200	2,587,087
Tencent Holdings Ltd.	395,700	18,090,762
Total		23,309,832
Total Communication Services		28,073,840
Consumer Discretionary 32.7%
Automobiles 1.4%
Xpeng, Inc., ADR(a)	78,699	1,849,427
Household Durables 1.6%
Midea Group Co., Ltd., Class A	266,575	2,179,266
Internet & Direct Marketing Retail 19.7%
Alibaba Group Holding Ltd., ADR(a)	74,896	7,193,761
JD.com, Inc., ADR	134,484	7,547,242
JD.com, Inc., Class A	28,576	802,710
Meituan, Class B(a)	405,500	9,515,102
Pinduoduo, Inc., ADR(a)	23,529	1,184,685
Total		26,243,500
Leisure Products 1.5%
Bafang Electric Suzhou Co., Ltd., Class A	68,993	1,948,323
Specialty Retail 1.6%
China Tourism Group Duty Free Corp., Ltd., Class A	82,600	2,179,301
Textiles, Apparel & Luxury Goods 6.9%
Li Ning Co., Ltd.	493,000	3,846,474
Shenzhou International Group Holdings Ltd.	391,500	5,374,839
Total		9,221,313
Total Consumer Discretionary		43,621,130
Consumer Staples 8.9%
Beverages 3.9%
China Resources Beer Holdings Co., Ltd.	248,000	1,545,703
Kweichow Moutai Co., Ltd., Class A	13,700	3,702,970
Total		5,248,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 4.4%
China Mengniu Dairy Co., Ltd.(a)	1,000,000	5,120,002
Foshan Haitian Flavouring & Food Co., Ltd., Class A	62,677	719,162
Total		5,839,164
Personal Products 0.6%
Proya Cosmetics Co., Ltd., Class A	36,680	853,805
Total Consumer Staples		11,941,642
Financials 13.3%
Banks 5.7%
China Construction Bank Corp., Class H	3,320,340	2,461,422
China Merchants Bank Co., Ltd., Class H	529,000	3,345,912
Industrial & Commercial Bank of China Ltd., Class H	2,872,000	1,719,813
Total		7,527,147
Capital Markets 1.5%
Hong Kong Exchanges and Clearing Ltd.	47,400	2,045,220
Insurance 6.1%
AIA Group Ltd.	493,000	5,107,571
Ping An Insurance Group Co. of China Ltd., Class H	471,000	3,015,732
Total		8,123,303
Total Financials		17,695,670
Health Care 8.4%
Biotechnology 1.2%
BeiGene Ltd., ADR(a)	5,092	698,724
Zai Lab Ltd., ADR(a)	29,287	852,252
Total		1,550,976
Health Care Equipment & Supplies 1.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,800	2,209,858
Health Care Providers & Services 0.7%
New Horizon Health Ltd.(a)	425,500	909,889
Health Care Technology 0.4%
Medlive Technology Co., Ltd.(a)	430,984	490,545
Life Sciences Tools & Services 4.5%
WuXi AppTec Co., Ltd., Class H	143,978	1,779,437
WuXi Biologics Cayman, Inc.(a)	580,500	4,292,573
Total		6,072,010
Columbia Greater China Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals —%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
Total Health Care		11,233,278
Industrials 6.9%
Commercial Services & Supplies 2.2%
Country Garden Services Holdings Co., Ltd.	754,000	2,981,485
Electrical Equipment 2.2%
Contemporary Amperex Technology Co., Ltd., Class A	18,000	1,099,036
Sungrow Power Supply Co., Ltd., Class A(a)	148,100	1,774,045
Total		2,873,081
Machinery 2.5%
Techtronic Industries Co., Ltd.	168,500	2,201,188
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	414,400	1,084,218
Total		3,285,406
Total Industrials		9,139,972
Information Technology 5.0%
IT Services 1.1%
GDS Holdings Ltd., Class A(a)	430,400	1,536,022
Semiconductors & Semiconductor Equipment 1.8%
Silergy Corp.	23,000	2,363,674
Software 2.1%
Beijing Kingsoft Office Software, Inc., Class A	27,969	858,120
Glodon Co., Ltd., Class A	96,500	778,772
Kingdee International Software Group Co., Ltd.(a)	586,000	1,153,996
Total		2,790,888
Total Information Technology		6,690,584
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.5%
Chemicals 0.5%
Skshu Paint Co., Ltd., Class A	45,840	639,641
Total Materials		639,641
Real Estate 2.3%
Real Estate Management & Development 2.3%
China Resources Land Ltd.	692,000	3,079,896
Total Real Estate		3,079,896
Total Common Stocks (Cost $103,025,585)		132,115,653

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(d),(e)	688,436	688,161
Total Money Market Funds (Cost $688,161)		688,161
Total Investments in Securities (Cost: $103,713,746)		132,803,814
Other Assets & Liabilities, Net		701,368
Net Assets		133,505,182

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2022.
2	Columbia Greater China Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	6,538,670	93,202,116	(99,052,602)	(23)	688,161	(765)	4,726	688,436
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Greater China Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT158_08_M01_(07/22)